Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

NOTE 7 – GOODWILL AND INTANGIBLE ASSETS

The Company’s goodwill balance is solely attributable to acquisitions. There have been no impairment charges recorded against goodwill in 2018 and 2017. Identifiable intangible assets are stated at cost, net of accumulated amortization. The assets are being amortized on the straight-line method over useful lives ranging from 3 to 10 years. Amortization expense for the years ended December 31, 2018 and 2017 was $1,784,390 and $1,701,714, respectively.

Goodwill and Intangible assets consisted of the following as of December 31:

	2018	2017
Goodwill	$13,920,508	$10,114,164
Trade Names	4,390,000	4,390,000
Customer Relationships	12,590,000	9,190,000
Intellectual property	1,300,000	-
Accumulated amortization	(7,693,971)	(5,909,581)
Intangibles, net	$24,506,537	$17,784,583

The future amortization expense on the Customer Relationships, and IP are as follows:

Years ending December 31,
2019	2,002,128
2020	2,002,128
2021	1,936,205
2022	1,310,164
2023	1,284,414
Thereafter	2,050,990
Total	$10,586,029

Goodwill is not amortized but is evaluated for impairment annually or when indicators of a potential impairment are present. The impairment testing of goodwill is performed separately from our impairment testing of intangibles. The annual evaluation for impairment of goodwill and intangibles is based on valuation models that incorporate assumptions and internal projections of expected future cash flows and operating plans. None of the goodwill is deductible for income tax purposes.

Purchased intangible assets with finite useful lives are amortized over their respective estimated useful lives (using an accelerated method for customer relationships and trade names) to their estimated residual values, if any. The Company’s finite-lived intangible assets consist of customer relationships, contractor and resume databases, trade names, and internal use software and are being amortized over periods ranging from two to nine years. Purchased intangible assets are reviewed annually to determine if facts and circumstances indicate that the useful life is shorter than originally estimated or that the carrying amount of assets may not be recoverable. If such facts and circumstances exist, recoverability is assessed by comparing the projected undiscounted net cash flows associated with the related asset or group of assets over their remaining lives against their respective carrying amounts. Impairments, if any, are based on the excess of the carrying amount over the fair value of those assets. If the useful life is shorter than originally estimated, the rate of amortization is accelerated, and the remaining carrying value is amortized over the new shorter useful life. No impairments were identified or changes to estimated useful lives have been recorded as of December 31, 2018 and 2017.